Summary of Principal Accounting Policies - Amortization of Intangible Assets, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2018
Trademark
Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Network Rights
Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	5 years
Favorable Leases
Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	the remaining lease term
Reacquired Rights
Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	the remaining franchise term